Brazilian accounts receivable securitization program	12 Months Ended
Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Brazilian accounts receivable securitization program	Brazilian accounts receivable securitization program
Koin employs securitization programs to monetize a portion of its loans receivable since 2022. These programs involve transferring select loan assets to a special purpose vehicle (SPV), which then issues various forms of interests in those assets to investors. Koin receives cash proceeds and/or other interests in the SPV in exchange for the transferred assets.
The SPV is a VIE because its total equity investment at risk is not sufficient to permit it to finance its activities without additional subordinated financial support from investors or via the collections from loans receivable purchased. We are considered the primary beneficiary of the SPV since we have the ability to direct the activities of the VIE that most significantly impact the entity's economic performance and the obligation to absorb losses and the right to receive benefits that are potentially significant to the VIE.
Our continuing involvement in the securitization transaction consists primarily of holding certain retained interests and acting as the primary servicer for which we earn a servicing fee. We consolidate the assets, liabilities, and related results of the SPV in our consolidated financial statements. Any activity between the participating subsidiary and the SPV is eliminated in consolidation. The assets of the consolidated SPV primarily consists of cash and cash equivalents and loans receivable, which we reported on our consolidated balance sheet as restricted cash and cash equivalents and securitized loans receivable, respectively. The assets of the SPV are the primary source of funds to settle its obligations. The third-party creditors of the SPV have legal recourse only to the assets securing the debt and do not have recourse to our company. The liabilities primarily consists of debt securities issued by the SPV, which we reported on our consolidated balance sheet as securitized debt obligations. Additionally, the cash flows generated by the SPV are restricted to the payment of amounts due to third-party investors, but we retain the right to residual cash flows.
This first securitization program ended on October 27, 2023, with the full payment of all due interests and principal amounts by the VIE to the senior investors and with the return of the residual cash flows and loans receivable to Koin.
On January 2023, we launched a second securitization program, this time through a 'K-FIDC' structure, to serve as the successor to the first facility that had reached the end of its revolving period by the end of December 2022. We evaluated the SPV and concluded that it was also a VIE, following the same reasoning as for the first facility. We are the primary beneficiary of the SPV since we have the ability to direct the activities of the VIE that most significantly impact the entity's economic performance and the obligation to absorb losses and the right to receive benefits that are potentially significant to the VIE.
Our continuing involvement in the securitization transaction consists primarily of holding certain retained interests and acting as the primary service for which we earn a servicing fee. We consolidate the assets, liabilities and related results of the SPV in our consolidated financial statements.

The following table summarizes the collateralized debt as of December 31, 2024:

SPV	Collateralized debt	Interest rate	Currency	Maturity
Koin K-FIDC - Current	$5,919	CDI +5.25% (*)	Brazilian Reais	Revolving
Total	$5,919

(*) As of December 31, 2024, CDI equals 12.15%

The assets and liabilities of the SPV included in our consolidated financial statements as of December 31, 2024 and 2023 are as follows:

K-FIDC:

	As of December 31, 2024	As of December 31, 2023
Restricted cash and cash equivalents	$2,937	$4,108
Loans receivable	10,185	10,702
Allowance for credit losses	(3,887)	(1,718)
Other receivables and prepaid expenses	1,583	749
Total current assets	10,818	13,841
Total assets	$10,818	$13,841

	As of December 31, 2024	As of December 31, 2023
Accounts payable	$14	$15
Collateralized debt	5,919	7,533
Total current liabilities	$5,933	$7,548
Total liabilities	$5,933	$7,548